Basis for preparation, consolidation and accounting policies - Additional information (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / S/	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / S/
Basis for preparation, consolidation and accounting policies
Workers' profit sharing rate		8.00%
Qualifying asset, description		The Group defines a qualifying asset as one which value is greater than US$5 million and requires a period greater than 12 months to get it ready for its intended use.
Applicable tax rate	29.50%		32.00%	32.00%	32.00%
Lease Liabilities		$ 10,320	$ 12,953
Right-of-use assets		$ 11,756	12,760
Lease term		10 years
Percentage of net revenues		1.00%
Finance income		$ 9,057	$ 14,443	$ 5,952
Maximum [Member]
Basis for preparation, consolidation and accounting policies
Normal credit term		90 days
Mining Royalties Marginal Rate		12.00%
Useful life of intangible assets		10 years
Lease term		3 years
Minimum [Member]
Basis for preparation, consolidation and accounting policies
Normal credit term		5 days
Mining Royalties Marginal Rate		1.00%
Useful life of intangible assets		1 year
Lease term		1 year
Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Workers' profit sharing rate		8.00%
Applicable tax rate		32.00%	32.00%	32.00%
Impairment loss		$ 3,546	$ 0	$ 0
Lease Liabilities		59,592	63,125
Right-of-use assets		50,048	57,505	68,492
Amortization expense of intangible assets		2,342	2,342	1,531
Progressive rate of sale						1.00%
Finance income		$ 36,285	12,314	$ 1,713
Sociedad Minera Cerro Verde S.A.A. | Maximum [Member]
Basis for preparation, consolidation and accounting policies
Progressive rate of quarterly operating income		12.00%
Sociedad Minera Cerro Verde S.A.A. | Minimum [Member]
Basis for preparation, consolidation and accounting policies
Progressive rate of quarterly operating income		1.00%
Sociedad Minera Cerro Verde S.A.A. | Written put options
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate							0.2693	3.713	0.2618	3.82
Sociedad Minera Cerro Verde S.A.A. | Purchased call options
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate							0.2699	3.705	0.2626	3.808
Buildings and other constructions
Basis for preparation, consolidation and accounting policies
Lease Liabilities		$ 1,877	2,719
Right-of-use assets		$ 9,236	$ 10,484
OSINERGMIN [Member] | Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Contribution rate on sales invoice value		0.14%	0.14%	0.14%
OEFA [Member] | Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Contribution rate on sales invoice value		0.10%	0.10%	0.10%